Accounts Payable - Summary of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accounts payable	¥ 107,578	¥ 102,616
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Accounts payable	19,272	19,531
China Tower [member]
Disclosure of financial liabilities [line items]
Accounts payable	4,344	4,312
Third parties [member]
Disclosure of financial liabilities [line items]
Accounts payable	83,254	78,123
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 708	¥ 650